Operating segments - Reconciliation of consolidated profit before income tax to segment EBITDA (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating segments
Consolidated profit before income tax	₽ 6,867,605	₽ 2,571,597	₽ 2,225,448
Adjusted for:
Depreciation and amortization	1,066,284	750,558	683,317
Net finance costs (Note 11)	416,471	350,216	526,516
Gain on remeasurement of previously held interest in equity accounted investees (Note 7(a))	(223,308)
Net foreign exchange (gain) /loss	(1,424)	(83,030)	46,508
IPO-related costs			190,284
SPO-related costs	74,443	122,940
Insurance cover related to IPO		54,772	100,048
LTIP's (Note 20)	516,241	262,646	196,993
Costs related to business combinations	(23,083)	(51,665)
Grant of shares to the Board of Directors (including social taxes) (Note 29(b))	24,654	23,597	15,025
Share of loss of equity-accounted investees (net of income tax)	17,925	49,181	30,542
One-off litigation settlements and legal costs			17,734
Other financing and transactional costs	28,044		1,541
Income from depositary	(58,226)	(41,617)	(22,095)
Write-off of expired tax risks and related indemnity	(91,452)
Segment EBITDA (as presented to the CODM)	₽ 8,660,340	₽ 4,112,525	₽ 4,011,861